Income taxes (Unrecognized tax benefit and LAT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized tax benefit
Balance at January 1	$ 20,491,988	$ 17,842,283	$ 14,005,004
Additions for tax positions of current year	10,813,497	5,549,004	11,592,738
Movement in current year due to foreign exchange rate fluctuation	2,001	(68,926)	(313,640)
Reductions for tax positions of prior years	(76,110)	(880,647)	(3,669,272)
Lapse of statute of limitations	0	(1,949,726)	(3,772,547)
Balance at December 31	$ 31,231,376	$ 20,491,988	$ 17,842,283
Minimum [Member]
Unrecognized tax benefit
LAT Progressive Rate	30.00%
Maximum [Member]
Unrecognized tax benefit
LAT Progressive Rate	60.00%